Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Transferred to the BRC Trust (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Jan. 06, 2025
Assets
Cash and cash equivalents	$ 194	$ 359
Securities and other investments owned, at fair value	666	577
Loans receivable, at fair value		10,276
Prepaid expenses and other assets	3,795	3,497
Total assets	4,655	14,709
Liabilities
Accrued expenses and other liabilities	10	290
Total liabilities	10	290
Noncontrolling interest	$ 4,643	$ 12,494